S000004334 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	266 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.22%
Dow Jones U.S. Select Dividend Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.12%	12.43%	10.83%
iShares Select Dividend ETF
Prospectus [Line Items]
Average Annual Return, Percent	11.64%	11.96%	10.38%
Performance Inception Date				Nov. 03, 2003
iShares Select Dividend ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.64%	11.00%	9.45%
iShares Select Dividend ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.53%	9.40%	8.32%